Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee Benefits [Line Items]
Defined contribution plan, employer matching contribution, percent	50.00%
Deferred compensation arrangement with individual, employer contribution	$ 248,355	$ 189,519
Employee stockownership plan ESOP deferred shares	6,022
Employee Stock Ownership Plan (ESOP), compensation expense	$ 22,785	$ 20,310